Commitments (Details)	12 Months Ended
	Dec. 31, 2017 USD ($) € / $	Dec. 31, 2017 EUR (€) € / $	Dec. 31, 2016 USD ($) € / $	Dec. 31, 2015 USD ($)	Dec. 31, 2015 EUR (€)
Disclosure of transactions between related parties [line items]
Euro: US dollar exchange rate | € / $	1.2	1.2	1.05
Cyberonica S.A.
Disclosure of transactions between related parties [line items]
Monthly rental expense	$ 10,900	€ 10,360		$ 16,000	€ 14,578
Rental expense | $	$ 140,000		$ 138,000	$ 195,000